S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 20, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Paul Grinberg	Axos Financial	Financial Services and Banking	Chairman
	PG Mountain Capital	Consulting	President
	Mountain Lake Acquisition Corp.	SPAC	Chief Executive Officer and Chairman of the Board
	TRAK America	Business Solutions Provider	Director
Douglas Horlick	Estancia Consulting	Consulting	Founder
	Mountain Lake Acquisition Corp.	SPAC	Chief Financial Officer, President and Director
Jeffrey T. Lager	Mountain Lake Acquisition Corp.	SPAC	Director
Individual	Entity	Entity’s Business	Affiliation
Michael Marquez	Morado Ventures	Venture Capital	Co-Founder/General Partner
	E12 Ventures	Venture Capital	Co-Founder/General Partner
	Mountain Lake Acquisition Corp.	SPAC	Director
Jamie W. Vieser	Brushwood LLC	Investments	Chief Executive Officer
	Mountain Lake Acquisition Corp.	SPAC	Director
	Alaunos Therapeutics, Inc.	Healthcare	Director